Income Taxes	12 Months Ended
Jun. 30, 2022
Income Taxes
Income Taxes
15.	Income Taxes

Income tax expense (recovery) varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate to income before taxes as follows:

	2022	2021
Net loss for the year before taxes	$(38,100,312)	$(25,434,376)
Statutory Canadian corporate tax rate	27.0%	27.0%
Anticipated tax recovery	$(10,287,084)	$(6,867,282)
Non-deductible items and other differences	2,504,683	1,843,110
Change in unrecognized tax benefits	7,782,401	5,024,172
Actual income tax provision (recovery)	$—	$—

The significant components of the Company’s deferred tax assets (liabilities) are as follows:

	2022	2021
Non-capital loss carry forwards	$13,619,710	$8,119,908
Capital assets	5,489,443	2,979,317
Lease Liability	79,810	—
Mineral property interests	1,867,068	1,765,416
Share issue costs	631,580	871,412
	21,687,611	13,736,053
Unrecognized deferred tax assets	(21,687,611)	(13,736,053)
Net deferred income tax assets	$—	$—

At June 30, 2022, the Company has available non-capital tax losses for Canadian income tax purposes of approximately $34,830,000, available for carry-forward to reduce future years' taxable income, if not utilized, expiring between 2030 and 2042. At June 30, 2022, the Company has available non-capital tax losses for United States income tax purposes of approximately $20,076,000, available for indefinite carry-forward to reduce future years' taxable income.